CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2025
Corporate Information
CORPORATE INFORMATION

1.	CORPORATE INFORMATION

1.1 Description of business

Ambev S.A. (referred to as the “Company” or “Ambev”) together with its subsidiaries (the “Group” or “Consolidated”), headquartered in São Paulo, São Paulo State, Brazil, has as its corporate purpose the production and sale of beer, draft beer, soft drinks, other non-alcoholic beverages, malt and food in general, either directly or through participation in other companies, as well as the advertising of both its own and of third party products, the sale of promotional and advertising materials, and the direct or indirect exploitation of bars, restaurants, snack bars and similar establishments, among others.

The Group’s main own brands are Brahma®, Skol®, Antarctica®, Original®, Quilmes®, Andes Origen®, Patricia®, Paceña®, Huari®, Pilsen®, Presidente®, Balboa®, Guaraná Antarctica® and Beats® among others. The main licensed brands by Anheuser-Busch InBev N.V. (“AB InBev”) to the Group are Budweiser®, Corona®, Spaten®, Stella Artois®, Beck’s®, Modelo®, Bud Light®, Busch® and Michelob Ultra® among others. In addition, the Company is one of PepsiCo’s largest independent bottlers in the world. The Group produces, sells and distributes in Brazil and in other countries in Latin America, products such as Pepsi®, H2OH! ®, Lipton IceTea® and the sports drink Gatorade® under a license from PepsiCo. The Group also has a licensing agreement with Red Bull® and other companies to distribute its portfolio in certain sales channels and specific regions in Brazil and other markets.

The Company’s shares and American Depositary Receipts (“ADRs”) are listed on the Brasil, Bolsa, Balcão S.A. (“B3”) exchange under the ticker “ABEV3” as well as on the New York Stock Exchange (“NYSE”) under the ticker “ABEV”, respectively. The Company’s direct controlling shareholders are Interbrew International GmbH (“ITW International”), and AmBrew S.à.r.l (“Ambrew”), both of which are subsidiaries of AB InBev.

1.2 Key operating countries

The Company operates its business across four reportable segments based on the geographical zones shown below:

1.3 Major corporate events in 2025

1.3.1 Distribution of dividends

In a meeting held on February 25, 2025, the Board of Directors approved the distribution of dividends in the amount of R$ 0.1276 per share of the Company, based on the balances available in the extraordinary balance sheet dated as of January 31, 2025, of which the amount corresponding to the profit recorded in the period from January 1st to January 31, 2025 was allocated to the minimum mandatory dividends for the 2025 fiscal year and the remainder was allocated to the special profit reserve constituted in previous fiscal years, without income tax withholding, pursuant to applicable law. The aforementioned payment was made on April 04, 2025.

In a meeting held on May 07, 2025, the Board of Directors approved the distribution of dividends in the amount of R$0.1280 per share of the Company, based on the balances available in the extraordinary balance sheet dated as of March 31, 2025, of which the amount corresponding to the profit recorded in the period from January 1st to March 31, 2025 will be allocated to the minimum mandatory dividends for the 2025 fiscal year and the remainder will be allocated to the special profit reserve constituted in previous fiscal years, without income tax withholding, pursuant to applicable law. The aforementioned payment was made on July 07, 2025.

In a meeting held on July 30, 2025, the Board of Directors approved the distribution of dividends in the amount of R$0.1283 per share of the Company, based on the balances available in the extraordinary balance sheet dated as of June 30, 2025, of which the amount corresponding to the profit recorded in the period from January 1st to June 30, 2025 was allocated to the minimum mandatory dividends for the 2025 fiscal year, without income tax withholding, pursuant to applicable law. The aforementioned payment was made on October 06, 2025.

At a meeting held on December 9, 2025, the Board of Directors resolved as follows:

(1) To approve the distribution of dividends in the amount of R$0.4612 per share of the Company, based on the November Balance Sheet. Of this amount, R$0.3459 per share will be allocated to the mandatory minimum dividend for fiscal year 2025 and distributed based the profit for the year, and R$0.1153 per share will be paid as additional dividends and distributed based on the profit reserve.

The dividends were paid on December 30, 2025, without withholding of income tax, in accordance with applicable law. The payment was made on the shareholding position as of December 18, 2025, with respect to B3 S.A. – Brasil, Bolsa, Balcão, and December 22, 2025, with respect to the New York Stock Exchange – NYSE, without any monetary adjustment.

The Company’s shares and ADRs were traded ex-dividends as from December 19, 2025 (including).

(2) To approve the distribution of interest on capital (“IOC”), based on the profit reserve as determined in the November Balance Sheet, in the amount of R$0.2690 per share of the Company. Considering the mandatory minimum dividend referred to in item (i) above, the IOC amount will not be allocated to the mandatory minimum dividend for fiscal year 2025.

The IOC will be paid by December 31, 2026, and will be subject to taxation in accordance with applicable law, resulting in a net IOC distribution of R$0.2286 per share of the Company. The payment will be made based on the shareholding position as of December 18, 2025, with respect to B3 S.A. – Brasil, Bolsa, Balcão, and December 22, 2025, with respect to the New York Stock Exchange – NYSE, without any monetary adjustment.

The Company’s shares and ADRs were traded ex-IOC as from December 19, 2025 (including).

1.3.2 Share buybacks program

On October, 2024, the Board of Directors approved a share buybacks program for the repurchase of shares issued by the Company up to a limit of 155,159,038 common shares with the primary purpose of cancelation, and any shares not cancelled were held in treasury, transferred and/or used to cover any share delivery requirements contemplated in the Company’s share-based compensation plans. The buyback program has been completed on June 25, 2025, with the acquisition of all shares covered by the program, at a total cost of R$1,930,815,421. The transaction was executed through the brokerage firm Santander Corretora de Câmbio e Valores Mobiliários S.A. and UBS Brasil CCTVM S.A..

On October, 2025, the Company’s Board of Directors approved, a share buyback program for the repurchase of up to 208,000,000 (two hundred and eight million) common shares issued by the Company, primarily for cancellation purposes., Any shares not cancelled may be held in treasury, sold and/or used to satisfy share-delivery obligations under the Company’s share-based compensation plans.. The program will remain in effect until April 29, 2027, as detailed in the Notice on the Trading of the Company’s Own Shares, prepared in accordance with Exhibit G to CVM Resolution 80/2022 and disclosed on the date of approval, when the Company had 4,253,039,958 shares outstanding (as of September 30, 2025).

1.3.3 Sale of subsidiary

On December 26, 2024, the Company's subsidiary, Cervecería Nacional Dominicana, S.A. ("CND"), and Koscab Holdings Limited ("Koscab") entered into a Share Purchase Agreement (“Agreement”) through which CND committed to transfer all the shares it holds in the holding company SLU Beverages LTD. ("SLU") to Koscab. SLU holds a controlling interest in Banks Holdings Limited, Saint Vincent Brewery Limited, Antigua Brewery Limited, and Dominica Brewery & Beverages Limited, all of which form part of the CAC reportable segment.

The transfer of the entire interest may occur in exchange for the payment of a minimum amount of US$186 million, equivalent to R$1,023 million, payable in up to five tranches through 2028. The completion of the first two tranches took place on July 31, 2025, upon which CND transferred to Koscab 61.83% of its interest in SLU for a price of US$115 million, equivalent to R$633 million. As a result of this completion, the Group recognized the loss of control over SLU, ceasing its consolidation in the financial statements for the period ended September 30, 2025. The remaining portion of the investment has been classified under assets held for sale, in accordance with IFRS 5 – Non-current Assets Held for Sale and Discontinued Operations.

As of December 31, 2025, the gain related to the transaction amounted to R$862 million, which was recorded under exceptional items. The recognized gain includes the full reclassification of the cumulative amount of foreign exchange differences related to SLU, previously recognized in other comprehensive income within equity, to profit or loss for the period, in accordance with IAS 21 – The Effects of Changes in Foreign Exchange Rates.